BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2012
BUSINESS ACQUISITIONS [Abstract]
BUSINESS ACQUISITIONS
3.	BUSINESS ACQUISITIONS

On November 1st, 2010, Sunergy Nanjing acquired all of the equity interests of CEEG (Shanghai) Solar Science & Technology Co., Ltd. ("SST") and CEEG (Nanjing) Renewable Energy Co., Ltd. ("NRE"), both of which were related parties at the time of such transactions, from China Electric Equipment Group Co., Ltd., or CEEG, an entity controlled by Board Chairman Mr. Tingxiu Lu, and Sundex Holdings Limited, a company not affiliated with the Group, at a total consideration of approximately $46 million. SST and NRE integrate the research and development, production, sales and servicing of solar modules, with total annual production capacities of 480MW as of December 31, 2010. The acquisitions facilitate the implementation of corporate strategy to expand into downstream solar power business, including solar module and solutions businesses.

The following table summarizes the consideration paid for SST and NRE and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value of recognized intangible assets at the acquisition date:

Consideration	Amount
$

Total consideration paid in cash	46,048,500

Recognized amounts of identifiable assets acquired and liabilities assumed

		Amortization
	Amount	Period
	$	Years

Current assets	214,555,689
Liabilities assumed	(204,093,228)
Property, plant and equipment	10,255,200	5-10 years
Land use right	4,784,260	47.7 years
Order backlog	44,852	0.17 years
Customer relationship	8,073,439	3.00 years
Goodwill	14,806,586
Deferred tax liabilities	(2,378,298)

Total consideration	46,048,500

The goodwill of $14.8 million arising from the acquisition consists largely of the enhanced capabilities of expanding into the end user market through vertical integration.

The amount of SST and NRE's revenue and loss included in the Group's consolidated statements of operations for the year ended December 31, 2010 were $22,849,337 and $1,097,111, respectively.

The following table summarizes unaudited pro forma results of operation for the year ended December 31, 2010 assuming that all acquisitions occurred as of January 1, 2010. The pro forma results have been prepared for comparative purpose only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2010.

Years ended December 31,
2010
$
(Unaudited)

Pro forma revenue	690,988,454
Pro forma income (loss)	55,402,319
Pro forma income (loss) per share:
Basic	0.23
Diluted	0.21